CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Cash flows from operating activities:
Net loss	$ (47,268)	$ (157,806)	$ (64,840)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	222,764	232,604	238,048
Stock-based compensation expense	12,171	20,187	20,775
Non-cash impairment charges	32,390	24,473	11,747
Deferred taxes	43,225	(118,893)	(37,570)
(Gain) loss on disposal of property and equipment	(572)	(750)	2,590
Increase (decrease) in other long-term liabilities	(10,382)	24,985	(30,072)
Changes in operating assets and liabilities, net	67,628	92,591	(164,790)
Net cash flows provided by (used in) operating activities	319,956	117,391	(24,112)
Cash flows from investing activities:
Purchases of property and equipment	(134,981)	(165,835)	(163,552)
Net (increase) decrease in other noncurrent assets	6,482	(5,745)	(13,326)
Other investing activities, net		(4,100)
Proceeds from sale of distribution center			18,000
Purchase of Borders Group, Inc. intellectual property			(14,528)
Net cash flows used in investing activities	(128,499)	(175,680)	(173,406)
Cash flows from financing activities:
Net proceeds from issuance of Preferred Membership interests		380,623
Net proceeds from Microsoft Commercial Agreement financing arrangement	84,675	48,706
Proceeds from credit facility	734,000	1,639,600	1,912,894
Payments on credit facility	(811,000)	(1,886,800)	(1,901,794)
Proceeds from exercise of common stock options	1,031	3,400	1,097
Purchase of treasury stock	(5,254)	(5,573)	(4,090)
Excess tax benefit from stock-based compensation	560	439	193
Cash dividends paid to shareholders	(15,768)	(15,767)	(7,081)
Net proceeds from issuance of Series J preferred stock			191,379
Payment of new deferred financing fees			(378)
Net cash flows provided by (used in) financing activities	(11,756)	164,628	192,220
Net increase (decrease) in cash and cash equivalents	179,701	106,339	(5,298)
Cash and cash equivalents at beginning of year	160,470	54,131	59,429
Cash and cash equivalents at end of year	340,171	160,470	54,131
Changes in operating assets and liabilities, net:
Receivables, net	5,388	20,578	(19,653)
Merchandise inventories	176,134	151,072	(186,479)
Prepaid expenses and other current assets	(287)	(7,085)	(23,748)
Accounts payable and accrued liabilities	(113,607)	(71,974)	65,090
Changes in operating assets and liabilities, net	67,628	92,591	(164,790)
Supplemental cash flow information:
Interest paid	20,115	24,925	28,298
Income taxes (net of refunds)	3,471	3,822	1,613
Non cash financing activity:
Accrued dividend on redeemable preferred shares	$ 4,202	$ 3,942	$ 3,963